Reverse Acquisition	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Business Combinations [Abstract]
Reverse Acquisition

Note 4    Reverse Acquisition

As discussed in Note 1, in August 2014, Corindus, Inc., as the accounting acquirer, acquired the operations of the YIDI business and then immediately transferred YIDI’s operations to a former officer, director and shareholder of YIDI in exchange for the satisfaction of a promissory note issued to YIDI’s former officer, director and shareholder in the principal amount of approximately $249 and the assumption of liabilities related to the former operations.

Prior to the divestiture of YIDI’s former business, the Company performed an allocation of the purchase price for YIDI based on estimated fair value of the acquired assets and liabilities prior to the disposition of the remaining business of YIDI:

Purchase price assumption of note payable to former officer	$249

Allocation of purchase price:
Intangible assets acquired	$262
Accrued expense assumed	(13)

Net assets acquired	$249

The results of operations for YIDI were immaterial for the three months ended March 31, 2014, and as such, no pro forma statement of operations data is presented.

The purchase accounting related to the acquisition was completed during the first quarter of 2015 and there were no adjustments made.

3.	Reverse Acquisition

On August 12, 2014, Corindus, Inc., as the accounting acquirer, acquired the operations of the YIDI business and then immediately transferred YIDI’s operations to a former officer, director and shareholder of YIDI in exchange for the satisfaction of a promissory note issued to YIDI’s former officer, director and shareholder in the principal amount of approximately $249 and the assumption of liabilities related to the former operations.

All share and per share amounts in the consolidated financial statements and related notes have been retrospectively adjusted to reflect (i) the conversion of the Series A through E Redeemable Convertible Preferred Stock into common stock and (ii) the one for 25.00207 exchange of shares of common stock. Additionally, the Company’s warrant liability was reclassified into stockholders’ equity on the date of the Acquisition since the warrants no longer met the definition of a liability. The exchange of options to purchase common stock of the Company for options to purchase common stock of YIDI resulted in a modification of the awards; however, this impact of such modification was not material.

Pursuant to the terms of the Acquisition Agreement (i) all outstanding shares of common stock of Corindus, Inc., $0.01 par value per share, were exchanged for 94,216,587 shares of the Company common stock, $0.0001 par value per share, and (ii) all outstanding options and warrants to purchase shares of common stock of Corindus, Inc. were exchanged for or replaced with options and warrants to acquire shares of common stock of the Company. The exchange ratio used was one for 25.00207 shares.

YIDI was the legal acquirer of Corindus, Inc. in this transaction. However, since former Corindus, Inc. shareholders owned, immediately following the Acquisition, 80% of the combined company on a fully diluted basis and all members of the combined company’s executive management and Board of Directors, were from Corindus, Inc., Corindus Inc. was deemed to be the acquiring company for accounting purposes and the transaction was accounted for as a reverse acquisition in accordance with U.S. GAAP.

Prior to the divestiture of YIDI’s former business, the Company performed an allocation of the purchase price for YIDI based on estimated fair value of the acquired assets and liabilities prior to the disposition of the remaining business of YIDI:

Purchase price-assumption of note payable to former officer	$249

Allocation of purchase price:
Intangible assets acquired	$262
Accrued expenses assumed	(13)

Net assets acquired	$249

The Company incurred costs of approximately $1,100 related to the Acquisition for the year ended December 31, 2014, which are included in selling, general and administrative expenses.

The subsequent spin-off of the former business resulted in no gain or loss on the disposal of a business as it was sold for its net assets, which represented fair value.

The results of operations for YIDI were immaterial for the years ended December 31, 2013 and 2014 and as such no pro forma statement of operations data is presented.